SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2024
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS

8     SHORT-TERM BANK LOANS

On October 12, 2022, the Company signed a credit extension contract with the China Merchants Bank with a limit of RMB 30,000. As of December 31, 2022, the Company has drawn RMB30,000, which will mature in 12 months from the drawdown date. The applicable interest rate for the loan is 4.9% per annum. The Company fully repaid the bank loans in May 2023.

On March 6, 2024, the Company signed a secured loan contract with the Shanghai Pudong Development Bank, establishing a credit limit of RMB 11,000. This loan is secured by the Company’s certificate of deposit. The applicable interest rate for this loan is set at 3.4% per annum.

On March 5, 2024, the Company finalized a one-year loan agreement with Bank of China with a credit limit of RMB 1,000. The interest rate applicable to this loan is 2.35% per annum.

On September 11, 2024, the Company obtained a loan of RMB 9,520 from China Merchants Bank. The interest rate associated with this loan is 3.6% per annum.

On September 12, 2024, the Company once again borrowed RMB 4,771 from China Merchants Bank. The interest rate associated with this loan is 3.6% per annum.

Interest expenses of the loans were RMB2,812, RMB929 and RMB467 for the years ended December 31, 2022, 2023 and 2024, respectively.